UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 373-4240
Date of fiscal year end: October 31, 2010
Date of reporting period: July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.
Williams Capital Government Money Market Fund
Portfolio of Investments
July 31, 2010 (Unaudited)

Principal
Amount		Value

MUNICIPAL SECURITIES# (10.1%):
$19,275,000	California Housing Finance Agency, 0.25%, 8/01/32†	$19,275,000
19,400,000	California Housing Finance Agency, Series J, 0.25%, 2/01/33†	19,400,000
7,990,000	Colorado Housing & Finance Authority, 0.29%, 10/01/30†	7,990,000
10,245,000	Idaho Housing & Finance Association, Series C, Class 1, 0.34%, 7/01/38†	10,245,000
20,000,000	Michigan State Housing Development Authority, Series B, 0.34%, 6/01/38†	20,000,000
19,250,000	Michigan State Housing Development Authority, Series D, 0.29%, 6/01/30†	19,250,000
9,620,000	Utah Housing Corp., Series A-1, Class I, 0.34%, 1/01/34†	9,620,000
10,895,000	Utah Housing Corp., Series G-2, Class I, 0.34%, 1/01/34†	10,895,000

TOTAL MUNICIPAL SECURITIES
(Cost $116,675,000)		116,675,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (64.7%):
	Federal Farm Credit Bank (5.2%):
15,000,000	0.18%, 8/16/10†	15,000,000
25,000,000	0.18%, 10/22/10†	24,999,658
20,000,000	0.31%, 7/28/11†	19,996,989

		59,996,647

	Federal Home Loan Bank (6.9%):
10,000,000	4.375%, 10/22/10	10,093,415
5,000,000	0.18%, 11/17/10†	5,000,000
20,000,000	0.251%, 11/18/10†	20,000,000
10,000,000	0.259%, 11/26/10†	10,000,000
25,000,000	0.22%, 12/03/10†	24,994,820
10,000,000	0.26%, 1/13/11	9,999,277

		80,087,512

	Federal Home Loan Bank, Discount Notes (7.8%):
15,000,000	0.19%, 8/04/10††	14,999,756
15,000,000	0.20%, 8/04/10††	14,999,756
25,000,000	0.19%, 8/06/10††	24,999,340
10,000,000	0.19%, 9/29/10††	9,996,886
15,000,000	0.25%, 1/14/11††	14,982,708
10,000,000	0.25%, 1/19/11††	9,988,125

		89,966,571

	Federal Home Loan Mortgage Corp. (4.0%):
10,000,000	0.507%, 9/10/10†	10,000,850
10,000,000	0.508%, 9/24/10†	10,001,127
10,000,000	3.125%, 10/25/10	10,067,931
3,135,000	2.875%, 11/23/10	3,160,481
13,000,000	0.506%, 1/14/11†	13,005,228

		46,235,617

	Federal Home Loan Mortgage Corp., Discount Notes (21.8%):
25,000,000	0.19%, 8/05/10††	24,999,472
15,000,000	0.20%, 8/10/10††	14,999,250
10,000,000	0.23%, 8/11/10††	9,999,361
21,260,000	0.185%, 8/12/10††	21,258,798
10,000,000	0.20%, 8/23/10††	9,998,711
12,000,000	0.22%, 8/23/10††	11,998,453
18,100,000	0.21%, 8/24/10††	18,097,572
15,000,000	0.20%, 9/02/10††	14,997,333
7,175,000	0.19%, 9/13/10††	7,173,372
10,000,000	0.21%, 9/27/10††	9,996,675
15,000,000	0.20%, 10/04/10††	14,994,667
4,000,000	0.23%, 10/05/10††	3,998,339
5,000,000	0.20%, 10/12/10††	4,998,000
20,000,000	0.20%, 10/13/10††	19,991,889
10,000,000	0.185%, 10/19/10††	9,995,885
10,000,000	0.19%, 10/19/10††	9,995,885
10,604,000	0.195%, 10/27/10††	10,599,003
8,493,000	0.19%, 10/29/10††	8,489,011

13,000,000	0.22%, 11/08/10††		12,992,135
13,275,000	0.25%, 1/24/11††		13,258,775

			252,832,586

	Federal National Mortgage Association (1.6%):
13,042,000	0.297%, 8/05/10†		13,042,076
5,690,000	2.875%, 10/12/10		5,719,848

			18,761,924

	Federal National Mortgage Association, Discount Notes (17.4%):
10,000,000	0.23%, 8/09/10††		9,999,489
27,000,000	0.195%, 8/11/10††		26,998,524
15,000,000	0.20%, 8/11/10††		14,999,180
13,000,000	0.19%, 8/18/10††		12,998,834
10,000,000	0.185%, 8/25/10††		9,998,767
10,000,000	0.20%, 8/30/10††		9,998,349
10,000,000	0.21%, 8/30/10††		9,998,349
10,536,000	0.195%, 9/20/10††		10,533,147
13,000,000	0.17%, 9/22/10††		12,996,808
5,000,000	0.18%, 10/04/10††		4,998,400
12,000,000	0.18%, 10/18/10††		11,995,320
10,000,000	0.19%, 10/25/10††		9,995,443
4,300,000	0.20%, 10/25/10††		4,298,040
8,317,000	0.225%, 12/01/10††		8,310,658
6,000,000	0.23%, 12/08/10††		5,995,055
13,000,000	0.235%, 12/30/10††		12,987,186
25,000,000	0.25%, 1/19/11††		24,970,313

			202,071,862

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $749,952,719)			749,952,719

REPURCHASE AGREEMENTS (25.2%):
111,669,000	Bank of America Tri-Party Repurchase Agreement, 0.19%, dated 7/30/10, due 8/02/10 in the amount of $111,670,768, collateralized by U.S. Government Treasury securities (U.S. Treasury Note, 2.375%, 10/31/14; U.S. Treasury Note, 3.625%, 8/15/19) with a value including accrued interest of $113,902,380		111,669,000
100,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.21%, dated 7/30/10, due 8/02/10 in the amount of $100,001,750, collateralized by U.S. Government Treasury security (U.S. Treasury Note, 3.125%, 5/15/19) with a value including accrued interest of $102,000,063		100,000,000
80,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.18%, dated 7/30/10, due 8/02/10 in the amount of $80,001,200, collateralized by U.S. Government Agency securities (Federal Home Loan Mortgage Corp., Coupon Strips, Zero Coupon, 9/15/20-7/15/32; Federal Home Loan Mortgage Corp., Principal Strips, Zero Coupon, 3/15/31-7/15/32; Federal National Mortgage Association, Coupon Strips, Zero Coupon, 7/15/20-11/15/30; Federal National Mortgage Association, Principal Strips, Zero Coupon, 1/15/30-11/15/30) with a value including accrued interest of $81,601,093		80,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $291,669,000)			291,669,000

OTHER SHORT-TERM INVESTMENT (0.0%):
594	The Bank of New York Mellon Cash Sweep		594

TOTAL OTHER SHORT-TERM INVESTMENT
(Cost $594)			594

TOTAL INVESTMENTS
(Cost $1,158,297,313)(a)		100.0%	1,158,297,313
Liabilities in excess of other assets		(0.0)%	(6,324)

NET ASSETS		100.0%	$1,158,290,989

Percentages indicated are based on net assets of $1,158,290,989.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

#	The only type of Variable Rate Demand Obligations (VRDOs) the Fund purchases are subject to optional or mandatory tender for purchase by the remarketing agent and have credit and liquidity support pursuant to a standby irrevocable temporary credit and liquidity facility offered 50% each by Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.

†	Variable rate security. The rate presented is the rate in effect at July 31, 2010.

††	The rate presented is the effective yield at purchase.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Securities	$—	$116,675,000	$—
U.S. Government Agency Obligations	—	749,952,719	—
Repurchase Agreements	—	291,669,000	—
Other Short-Term Investment	594	—	—

Total	$594	$1,158,296,719	$—

See Notes to Portfolio of Investments.

Williams capital Government Money Market Fund
Notes to Portfolio of Investments
July 31, 2010 (Unaudited)
     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PRODECURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williams Capital Management Trust
By	/s/ Dail St. Claire
Dail St. Claire, President

Date September 27, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date September 27, 2010

By	/s/ Dail St. Claire
Dail St. Claire, President

Date September 27, 2010